Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income/(loss)	$ (55,966)	$ (47,944)	$ 14,634
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	49,485	47,133	43,084
Loss on sale of assets	2,750	0	0
Gain on asset purchase cancellation	0	0	(3,633)
Impairment loss	17,163	22,826	0
Gain on loan write off	0	(1,111)	0
Loss from inventory valuation	0	1,432	4,001
Amortization and write-off of deferred finance charges	3,063	2,793	1,472
Unrealized gain on derivatives	(411)	(606)	(2,137)
Share based compensation	120	120	120
Change in:
Accounts receivable	(1,695)	(2,010)	42
Due from Manager	345	(946)	0
Inventories	238	4,342	(2,586)
Accrued revenue	(90)	(341)	(664)
Prepaid expenses and other current assets	(340)	36	190
Due to Manager	0	(24)	(283)
Trade accounts payable	(1,679)	1,734	(997)
Accrued liabilities	411	(269)	192
Unearned revenue	84	(1,643)	(9,703)
Net Cash Provided by Operating Activities	13,478	25,522	43,732
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(58,373)	(123,541)	(146,300)
Proceeds from asset purchase cancellation	0	0	36,320
Proceeds from sale of assets	29,000	0	0
Maturity of investment	0	0	50,000
Increase in restricted cash	(3,907)	(70,104)	(13,779)
Restricted cash released	66,552	12,965	6,750
Increase in bank time deposits	(51,452)	(1,500)	0
Maturity of bank time deposits	39,452	0	0
Net Cash (Used in)/Provided by Investing Activities	21,272	(182,180)	(67,009)
Cash Flows from Financing Activities:
Proceeds from long-term debt	64,500	446,896	93,925
Principal payments of long-term debt	(148,529)	(243,659)	(132,652)
Dividends paid	(14,049)	(17,539)	(25,915)
Payment of deferred financing costs	(100)	(5,018)	(2,267)
Proceeds on issuance of common stock	16,494	0	0
Payment of common stock offering expenses	(361)	0	(98)
Repurchase of common stock	(120)	0	0
Proceeds on issuance of preferred stock	0	0	133,387
Repurchase of preferred stock	(1,710)	(590)	0
Payment of preferred stock offering expenses	0	0	(463)
Net Cash Provided by/(Used in) Financing Activities	(83,875)	180,090	65,917
Net increase/(decrease) in cash and cash equivalents	(49,125)	23,432	42,640
Cash and cash equivalents at beginning of year	130,743	107,311	64,671
Cash and cash equivalents at end of year	81,618	130,743	107,311
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	19,829	11,932	8,594
Non cash Investing and Financing activities	$ 3,518	$ 772	$ 506